Other Commitments (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Resale and securities borrowing agreements, unfunded contractual commitments	$ 34.9	$ 27.3
Repurchase and securities lending agreements, unfunded contractual commitments	6.8	2.0
Purchase commitment [Member] | Equity securities [Member]
Other Commitments [Line Items]
Other commitment	$ 9.2	$ 6.6